[MORRIS, MANNING & MARTIN, LLP LETTERHEAD]

June 28, 2005

Rebecca Toton
Staff Attorney
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:
Witness Systems, Inc.
Post-Effective Amendment No. 1 to Registration Statement on Form S-3, filed on June 28, 2005
File No. 333-122410

Dear Ms. Toton:

        On behalf of Witness Systems, Inc. (the "Company"), I am transmitting with this letter, for filing, Post-Effective Amendment No. 1 to Form S-3 (the "Amendment"), which amends the Company's registration statement on Form S-3 declared effective by the Securities and Exchange Commission (the "Commission") on May 26, 2005 (as amended, the "Registration Statement"). As a courtesy to the Staff, I am providing four paper copies of the Amendment under separate cover, two of which have been marked to show the changes effected in the Registration Statement by the Amendment.

        This Amendment is being filed for the purpose of adding three additional shareholders to the list of selling shareholders found on pages 16-21 of the prospectus which is part of the Registration Statement. Other changes have also been made as indicated in the marked materials.

        If you have any questions regarding the Registration Statement, please call me at 404-504-7655.

Very truly yours,
MORRIS, MANNING & MARTIN, LLP
/s/ JEFFREY L. SCHULTE Jeffrey L. Schulte